CUSTOMER DEPOSITS (Details) $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 COP ($)
Disclosure of Customer Deposits [Line Items]
Balances on current accounts from customers	$ 55,778,677	$ 18,692.6	$ 50,573,924
Balances On Savings Accounts From Customers	55,778,677		50,573,924
Balances on other deposits from customers	472,782	158.4	328,798
Balances on demand deposits from customers	36,017,602	12,070.2	34,978,189
Balances on term deposits from customers	62,616,163	20,984.0	58,006,144
Deposits from customers	154,885,224	$ 51,905.2	143,887,055
Local currency [Member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	96,797,225		90,834,599
Foreign currency [Member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	58,083,025		53,014,364
Other currency [Member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 4,974		$ 39,092

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.